Income tax and deferred taxes - Current Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Current tax liabilities, current	$ 356,611	$ 166,935
1st Category income tax
Statement [Line Items]
Current tax liabilities, current	337,245	139,842
Foreign company income tax
Statement [Line Items]
Current tax liabilities, current	$ 19,366	27,055
Article 21 single tax
Statement [Line Items]
Current tax liabilities, current		$ 38